RISK MANAGEMENT - Risk management - Value at risk - Additional information (Details) - Market risk [member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Banco de Bogota S.A.
Disclosure of financial assets [line items]
Market risk weighted assets as a percentage of total risk weighted assets	3.25%	6.70%
Banco de Occidente S.A.
Disclosure of financial assets [line items]
Market risk weighted assets as a percentage of total risk weighted assets	8.20%	5.20%
Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Market risk weighted assets as a percentage of total risk weighted assets	2.10%	4.50%
Banco Popular S.A.
Disclosure of financial assets [line items]
Market risk weighted assets as a percentage of total risk weighted assets	5.61%	8.80%
Corficolombiana S.A
Disclosure of financial assets [line items]
Market risk weighted assets as a percentage of total risk weighted assets	13.31%	10.20%
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Market risk weighted assets as a percentage of total risk weighted assets	2.10%	5.10%
Aval Fiduciaria S.A
Disclosure of financial assets [line items]
Market risk weighted assets as a percentage of total risk weighted assets	4.43%	5.19%
Aval Casa de Bolsa S.A
Disclosure of financial assets [line items]
Market risk weighted assets as a percentage of total risk weighted assets	60.97%	45.90%